The European Equity Fund, Inc.

Schedule of Investments as of March 31, 2021 (Unaudited)

	Shares	Value ($)
Common Stocks 98.0%
France 26.7%
Banks 3.5%
BNP Paribas SA*	50,000	3,047,431

Building Products 4.0%
Cie de Saint-Gobain*	59,290	3,504,984

Construction & Engineering 2.0%
Bouygues SA	42,508	1,707,394

Electrical Equipment 1.3%
Schneider Electric SE	7,540	1,153,753

Entertainment 2.1%
Vivendi SE	56,000	1,842,086

Health Care Equipment & Supplies 0.9%
BioMerieux	6,000	764,795

IT Services 2.5%
Worldline SA 144A*	26,000	2,182,120

Machinery 1.4%
Alstom SA*	24,172	1,207,452

Oil, Gas & Consumable Fuels 4.0%
Total SE	73,871	3,451,820

Pharmaceuticals 2.3%
Sanofi	20,000	1,979,538

Textiles, Apparel & Luxury Goods 2.7%
Kering SA	3,400	2,351,057
Total France (Cost $19,704,633)		23,192,430

Germany 21.2%
Air Freight & Logistics 5.0%
Deutsche Post AG (Registered)	78,890	4,330,008

Capital Markets 1.9%
Deutsche Boerse AG	10,000	1,664,691

Chemicals 4.0%
Evonik Industries AG	48,000	1,700,735
LANXESS AG	24,000	1,772,350
		3,473,085
Health Care Providers & Services 1.6%
Fresenius Medical Care AG & Co. KGaA	19,160	1,411,775

Insurance 2.7%
Allianz SE (Registered)	9,200	2,345,911

Interactive Media & Services 1.6%
Scout24 AG 144A	18,000	1,368,172

	Shares	Value ($)
Pharmaceuticals 2.1%
Merck KGaA	10,355	1,773,665

Specialty Retail 1.0%
Auto1 Group SE 144A*	15,590	885,537

Textiles, Apparel & Luxury Goods 1.3%
adidas AG*	3,713	1,161,173
Total Germany (Cost $14,230,743)		18,414,017

United Kingdom 14.8%
Banks 1.9%
HSBC Holdings PLC	281,529	1,642,745

Hotels, Restaurants & Leisure 3.1%
Compass Group PLC*	131,924	2,658,422

Media 2.0%
Informa PLC*	221,479	1,709,491

Pharmaceuticals 3.9%
AstraZeneca PLC	34,000	3,397,335

Professional Services 1.3%
RELX PLC	46,744	1,172,357

Tobacco 2.6%
British American Tobacco PLC	60,000	2,294,875
Total United Kingdom (Cost $12,015,128)		12,875,225

Switzerland 8.1%
Capital Markets 2.8%
Partners Group Holding AG	1,900	2,436,053

Chemicals 2.7%
Sika AG (Registered)	8,000	2,294,455

Food Products 2.6%
Barry Callebaut AG (Registered)	1,000	2,268,961
Total Switzerland (Cost $3,824,343)		6,999,469

Denmark 5.3%
Electrical Equipment 2.2%
Vestas Wind Systems A/S	9,402	1,933,901

Pharmaceuticals 3.1%
Novo Nordisk A/S ''B''	40,000	2,715,683
Total Denmark (Cost $2,694,835)		4,649,584

Netherlands 4.8%
Food & Staples Retailing 0.8%
Koninklijke Ahold Delhaize NV	26,673	744,217

Semiconductors & Semiconductor Equipment 4.0%
ASML Holding NV	5,700	3,462,018
Total Netherlands (Cost $1,412,080)		4,206,235

Italy 3.9%
Electric Utilities 3.9%
Enel SpA (Cost $2,588,934)	340,000	3,392,376
	Shares	Value ($)
Sweden 3.8%
Banks 1.7%
Swedbank AB ''A''	85,000	1,500,103

Communications Equipment 2.1%
Telefonaktiebolaget LM Ericsson ''B''	134,387	1,780,700
Total Sweden (Cost $2,855,281)		3,280,803

Ireland 2.9%
Food Products 2.9%
Kerry Group PLC ''A'' (Cost $1,727,468)	20,000	2,507,023

Australia 2.4%
Metals & Mining 2.4%
BHP Group PLC (Cost $1,028,013) (a)	71,100	2,053,295

Spain 2.3%
Construction & Engineering 2.3%
Ferrovial SA (Cost $1,694,774)	75,750	1,978,272

Norway 1.8%
Chemicals 1.8%
Yara International ASA (Cost $1,335,264)	29,537	1,538,793
Total Common Stocks (Cost $65,111,496)		85,087,522

Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 0.04% (Cost $1,294,755) (b)	1,294,755	1,294,755

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $66,406,251)	99.5	86,382,277
Other Assets and Liabilities, Net	0.5	422,912
Net Assets	100.0	86,805,189

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2021	Value ($) at 3/31/2021
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b) (c)
–	–	–	–	–	5,511	–	–	–
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 0.04% (b)
2,367,115	1,870,449	2,942,809	–	–	164	–	1,294,755	1,294,755
2,367,115	1,870,449	2,942,809	–	–	5,675	–	1,294,755	1,294,755

*	Non-income producing security.
(a)	BHP Group PLC is domiciled in Australia and is listed on the London Stock Exchange.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)
France	$23,192,430	$—	$—	$23,192,430
Germany	18,414,017	—	—	18,414,017
United Kingdom	12,875,225	—	—	12,875,225
Switzerland	6,999,469	—	—	6,999,469
Denmark	4,649,584	—	—	4,649,584
Netherlands	4,206,235	—	—	4,206,235
Italy	3,392,376	—	—	3,392,376
Sweden	3,280,803	—	—	3,280,803
Ireland	2,507,023	—	—	2,507,023
Australia	2,053,295	—	—	2,053,295
Spain	1,978,272	—	—	1,978,272
Norway	1,538,793	—	—	1,538,793
Short-Term Instruments	1,294,755	—	—	1,294,755
Total	$86,382,277	$—	$—	$86,382,277

(d) See Schedule of Investments for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

EEA-PH1

R-080548-1 (1/23)